UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

Alpha Architect ETFs

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Semi-Annual Report

March 31, 2022

ALPHA ARCHITECT ETFs

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% Net Assets
Manufacturing	44.4%[2]
Retail Trade	18.7%
Mining, Quarrying, and Oil and Gas Extraction	14.9%
Transportation and Warehousing	5.9%
Health Care and Social Assistance	3.9%
Wholesale Trade	3.8%
Educational Services	2.1%
Information	2.1%
Administrative and Support and Waste Management and Remediation Services	1.9%
Construction	1.8%
Other[3]	0.5%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Materials	18.2%
Industrials	17.1%
Consumer Discretionary	16.5%
Energy	10.5%
Automobile & Components	5.6%
Metal Ore Mining	4.3%
Transportation and Warehousing	4.2%
Information Technology	4.0%
Machinery	2.1%
Mining	2.0%
Professional, Scientific, and Technical Services	2.0%
Manufacturing	2.0%
Health Care	2.0%
Technology	1.9%
Financials	1.9%
Consumer Staples	1.8%
Mining, Quarrying, and Oil and Gas Extraction	1.8%
Other[3]	2.1%
Total	100.0%

1

ALPHA ARCHITECT ETFs

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% Net Assets
Manufacturing	23.8%
Mining, Quarrying, and Oil and Gas Extraction	19.8%
Finance and Insurance	16.7%
Retail Trade	14.2%
Professional, Scientific, and Technical Services	5.6%
Utilities	4.3%
Administrative and Support and Waste Management and Remediation Services	3.7%
Real Estate and Rental and Leasing	3.6%
Construction	2.2%
Health Care and Social Assistance	2.0%
Wholesale Trade	1.8%
Accommodation and Food Services	1.8%
Other[3]	0.5%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Industrials	17.2%
Financials	15.4%
Utilities	9.6%
Information Technology	9.5%
Health Care	8.0%
Materials	8.0%
Energy	7.1%
Consumer Staples	6.3%
Consumer Discretionary	6.0%
Telecommunication Services	3.9%
Finance and Insurance	2.1%
Oil & Gas & Consumable Fuels	2.0%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Real Estate	1.9%
Other[3]	1.1%
Total	100.0%

2

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector[1]	% Net Assets
Investment Companies - Long	99.0%
Investment Companies - Short	-27.0%
Other[3]	28.0%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

3

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%

Animal Slaughtering and Processing - 2.1%
51,870	Tyson Foods, Inc.	$4,649,108

Automobile Dealers - 3.6%
39,000	AutoNation, Inc. (a)	3,883,620
13,505	Lithia Motors, Inc.	4,053,121
		7,936,741
Basic Chemical Manufacturing - 4.1%
43,432	LyondellBasell Industries N.V. ADR (b)	4,465,678
86,949	Olin Corp.	4,545,694
		9,011,372
Building Material and Supplies Dealers - 1.7%
59,624	Builders FirstSource, Inc. (a)	3,848,133

Clothing Stores - 5.8%
236,387	American Eagle Outfitters, Inc.	3,971,302
46,951	Carter’s, Inc.	4,319,022
121,227	Tapestry, Inc.	4,503,583
		12,793,907
Coal Mining - 4.2%
30,874	Arch Resources, Inc.	4,241,470
207,500	Peabody Energy Corp. (a)	5,089,975
		9,331,445
Computer and Peripheral Equipment Manufacturing - 4.2%
131,096	HP, Inc.	4,758,785
93,325	Western Digital Corp. (a)	4,633,586
		9,392,371
Cutlery and Handtool Manufacturing - 2.0%
21,423	Snap-on, Inc.	4,401,998

Deep Sea, Coastal, and Great Lakes Water Transportation - 2.1%
38,770	Matson, Inc.	4,676,437

Department Stores - 1.8%
166,898	Macy’s, Inc.	4,065,635

Educational Support Services - 2.1%
47,794	Grand Canyon Education, Inc. (a)	4,641,275

Electrical Equipment and Component Manufacturing - 1.9%
42,312	Atkore, Inc. (a)	4,165,193

Employment Services - 2.0%
46,326	ManpowerGroup, Inc.	4,350,938

Footwear Manufacturing - 1.9%
55,623	Crocs, Inc. (a)	4,249,597

The accompanying notes are an integral part of these financial statements.

4

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
General Freight Trucking - 1.8%
48,870	ArcBest Corp.	$3,934,035

Glass and Glass Product Manufacturing - 1.9%
46,759	Owens Corning	4,278,448

Home Furnishings Stores - 1.8%
27,954	Williams-Sonoma, Inc.	4,053,330

Household Appliance Manufacturing - 1.9%
23,811	Whirlpool Corp.	4,114,065

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 1.9%
35,659	Arrow Electronics, Inc. (a)	4,230,227

Industrial Machinery Manufacturing - 1.9%
73,937	Kulicke & Soffa Industries, Inc.	4,141,951

Iron and Steel Mills and Ferroalloy Manufacturing - 4.4%
33,527	Nucor Corp.	4,983,789
55,999	Steel Dynamics, Inc.	4,671,997
		9,655,786
Jewelry, Luggage, and Leather Goods Stores - 1.8%
56,225	Signet Jewelers Ltd. ADR (b)	4,087,557

Medical and Diagnostic Laboratories - 3.9%
16,542	Laboratory Corp. of America Holdings (a)	4,361,464
31,115	Quest Diagnostics, Inc.	4,258,399
		8,619,863
Metal and Mineral (except Petroleum) Merchant Wholesalers - 1.9%
23,559	Reliance Steel & Aluminum Co.	4,319,543

Metal Ore Mining - 4.5%
165,544	Cleveland-Cliffs, Inc. (a)	5,332,172
92,100	Freeport-McMoRan, Inc.	4,581,054
		9,913,226
Motor Vehicle Body and Trailer Manufacturing - 1.9%
76,341	Winnebago Industries, Inc.	4,124,704

Oil and Gas Extraction - 4.2%
115,197	APA Corp.	4,761,092
30,647	Oasis Petroleum, Inc.	4,483,656
		9,244,748
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.2%
74,100	Mosaic Co.	4,927,650

Pharmaceutical and Medicine Manufacturing - 2.1%
6,566	Regeneron Pharmaceuticals, Inc. (a)	4,585,826

Residential Building Construction - 1.8%
95,691	PulteGroup, Inc.	4,009,453

The accompanying notes are an integral part of these financial statements.

5

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 4.1%
32,169	Celanese Corp.	$4,595,985
37,277	Westlake Corp.	4,599,982
		9,195,967
Satellite Telecommunications - 2.1%
409,149	Lumen Technologies, Inc.	4,611,109

Sawmills and Wood Preservation - 1.8%
63,206	Louisiana-Pacific Corp.	3,926,357

Scheduled Air Transportation - 2.0%
52,500	Atlas Air Worldwide Holdings, Inc. (a)	4,534,425

Semiconductor and Other Electronic Component Manufacturing - 2.0%
73,754	Jabil, Inc.	4,552,834

Sporting Goods, Hobby, and Musical Instrument Stores - 1.8%
40,370	Dicks Sporting Goods, Inc. (c)	4,037,807

Steel Product Manufacturing from Purchased Steel - 2.2%
130,757	United States Steel Corp.	4,934,769

Support Activities for Mining - 4.1%
193,675	Magnolia Oil & Gas Corp.	4,580,414
85,730	Matador Resources Co.	4,541,976
		9,122,390
	TOTAL COMMON STOCKS (Cost $212,394,003)	220,670,220

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
356,096	First American Government Obligations Fund - Class X, 0.19% (d)	356,096
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $356,096)	356,096

MONEY MARKET FUNDS - 0.5%
1,026,851	First American Government Obligations Fund - Class X, 0.19% (d)	1,026,851
	TOTAL MONEY MARKET FUNDS (Cost $1,026,851)	1,026,851

	TOTAL INVESTMENTS (Cost $213,776,950) - 100.1%	222,053,167
	Other Liabilities in Excess of Assets - (0.1%)	(280,591)
	TOTAL NET ASSETS - 100.0%	$221,772,576

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	This security or a portion of this security was out on loan as of March 31, 2022. Total loaned securities had a market value of $332,867 as of March 31, 2022.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

6

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.9%

Australia - 10.8%
84,339	BHP Group Ltd.	$3,265,994
194,312	BlueScope Steel Ltd.	3,033,126
216,689	Fortescue Metals Group Ltd.	3,349,991
79,762	JB Hi-Fi Ltd.	3,236,176
112,206	Sonic Healthcare Ltd.	2,979,039
		15,864,326
Austria - 2.0%
60,000	OMV AG	2,880,027

Bermuda - 1.9%
221,880	Golden Ocean Group Ltd.	2,752,125

Denmark - 1.8%
899	AP Moller - Maersk A/S	2,723,432

France - 7.5%
21,385	Arkema S.A.	2,572,730
45,447	Cie de Saint-Gobain	2,728,479
136,011	Rexel S.A.	2,923,496
56,724	TotalEnergies SE	2,888,440
		11,113,145
Germany - 10.6%
24,907	Aurubis AG	2,988,179
53,861	Covestro AG (a)	2,731,333
57,608	Deutsche Post AG	2,775,406
18,262	Rheinmetall AG	3,880,890
19,174	Wacker Chemie AG	3,282,456
		15,658,264
Israel - 2.1%
41,763	ZIM Integrated Shipping Services Ltd. ADR	3,036,588

Italy - 1.8%
183,887	Eni S.p.A.	2,704,346

7

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
Japan - 32.3%
64,584	AGC, Inc.	$2,602,140
78,510	Aisin Corp.	2,705,351
69,528	Bridgestone Corp.	2,717,383
71,850	Dentsu Group, Inc.	2,962,765
55,198	Ebara Corp.	3,101,317
155,102	Japan Tobacco, Inc.	2,659,565
158,938	NGK Spark Plug Co., Ltd.	2,581,078
275,492	Nikon Corp.	2,973,521
155,910	Nippon Steel Corp.	2,780,357
39,356	Nitto Denko Corp.	2,851,322
29,566	Screen Holdings Co., Ltd.	3,001,772
186,486	Seiko Epson Corp.	2,820,114
31,686	Shimamura Co., Ltd.	2,829,200
295,876	Sumitomo Rubber Industries Ltd.	2,731,761
204,550	The Yokohama Rubber Co., Ltd.	2,842,933
156,818	Toyota Boshoku Corp.	2,578,854
127,654	Yamaha Motor Co., Ltd.	2,889,884
		47,629,317
Luxembourg - 1.5%
51,018	Aperam S.A.	2,269,411

Norway - 4.6%
92,078	Aker BP ASA	3,457,690
90,456	Equinor ASA	3,402,946
		6,860,636
Singapore - 2.1%
2,803,168	Yangzijiang Shipbuilding Holdings Ltd.	3,164,383

Spain - 2.0%
218,718	Repsol S.A.	2,885,108

Sweden - 8.2%
63,800	Boliden AB	3,244,148
153,777	SKF AB	2,517,864
520,880	SSAB AB	3,495,653
307,557	Telefonaktiebolaget LM Ericsson	2,822,914
		12,080,579
United Kingdom - 8.7%
374,575	Barratt Developments PLC	2,570,516
694,887	Kingfisher PLC	2,331,382
36,761	Rio Tinto PLC	2,936,572
541,824	Royal Mail PLC	2,341,707
1,508,727	Taylor Wimpey PLC	2,590,387
		12,770,564
	TOTAL COMMON STOCKS (Cost $145,747,990)	144,392,251

The accompanying notes are an integral part of these financial statements.

8

Alpha Architect International Quantitative Value ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.9%
1,340,555	First American Government Obligations Fund - Class X, 0.19% (b)	$1,340,555
	TOTAL MONEY MARKET FUNDS (Cost $1,340,555)	1,340,555

	TOTAL INVESTMENTS (Cost $147,088,545) - 98.8%	145,732,806
	Other Assets in Excess of Liabilities - 1.2%	1,742,889
	TOTAL NET ASSETS - 100.0%	$147,475,695

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	144A Restricted Security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

9

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%

Aerospace Product and Parts Manufacturing - 2.0%
24,437	Textron, Inc.	$1,817,624

Architectural and Structural Metals Manufacturing - 1.8%
14,662	Encore Wire Corp.	1,672,494

Automobile Dealers - 1.9%
18,018	Penske Automotive Group, Inc.	1,688,647

Automotive Parts, Accessories, and Tire Stores - 2.1%
934	AutoZone, Inc. (a)	1,909,638

Building Material and Supplies Dealers - 1.7%
24,169	Builders FirstSource, Inc. (a)	1,559,867

Computer Systems Design and Related Services - 4.3%
36,408	KBR, Inc.	1,992,610
17,149	Perficient, Inc. (a)	1,887,933
		3,880,543
Depository Credit Intermediation - 3.2%
5,013	Signature Bank	1,471,266
30,557	Wells Fargo & Co.	1,480,792
		2,952,058
Electric Lighting Equipment Manufacturing - 2.0%
9,557	Acuity Brands, Inc.	1,809,140

Electric Power Generation, Transmission and Distribution - 2.1%
40,761	Exelon Corp.	1,941,447

Fabricated Metal Product Manufacturing - 1.8%
11,508	Watts Water Technologies, Inc.	1,606,402

Financial Investment Activities - 5.7%
22,520	Ares Management Corp.	1,829,300
13,726	Blackstone, Inc.	1,742,378
28,313	KKR & Co., Inc.	1,655,461
		5,227,139
Gasoline Stations - 2.0%
9,281	Murphy USA, Inc.	1,855,829

General Medical and Surgical Hospitals - 2.0%
21,179	Tenet Healthcare Corp. (a)	1,820,547

Grocery Stores - 4.5%
58,741	Albertsons Cos., Inc.	1,953,138
37,946	Kroger Co.	2,176,962
		4,130,100

The accompanying notes are an integral part of these financial statements.

10

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
Industrial Machinery Manufacturing - 1.8%
10,634	Dover Corp.	$1,668,475

Information Services - 2.0%
5,989	Gartner, Inc. (a)	1,781,488

Insurance Carriers - 6.1%
12,473	American Financial Group, Inc.	1,816,318
3,758	Anthem, Inc.	1,846,005
3,620	UnitedHealth Group, Inc.	1,846,091
		5,508,414
Iron and Steel Mills and Ferroalloy Manufacturing - 2.3%
13,863	Nucor Corp.	2,060,735

Jewelry, Luggage, and Leather Goods Stores - 1.8%
22,761	Signet Jewelers Ltd. ADR (b)	1,654,725

Miscellaneous Durable Goods Merchant Wholesalers - 1.8%
3,944	Pool Corp.	1,667,720

Natural Gas Distribution - 2.1%
13,951	Cheniere Energy, Inc.	1,934,306

Nondepository Credit Intermediation - 3.6%
3,124	Credit Acceptance Corp. (a)	1,719,356
93,420	Navient Corp.	1,591,877
		3,311,233
Offices of Real Estate Agents and Brokers - 1.8%
6,935	Jones Lang LaSalle, Inc. (a)	1,660,655

Oil and Gas Extraction - 17.5%
77,623	Antero Resources Corp. (a)	2,369,830
36,505	Civitas Resources, Inc.	2,179,714
19,041	ConocoPhillips	1,904,100
24,385	Denbury, Inc. (a)	1,915,929
31,918	Devon Energy Corp.	1,887,312
13,149	Diamondback Energy, Inc.	1,802,465
13,597	Oasis Petroleum, Inc.	1,989,241
7,508	Pioneer Natural Resources Co.	1,877,225
		15,925,816
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.6%
22,654	CF Industries Holdings, Inc.	2,334,721

Pipeline Transportation of Natural Gas - 2.3%
27,822	Targa Resources Corp.	2,099,726

Plastics Product Manufacturing - 1.8%
24,391	Sealed Air Corp.	1,633,221

Professional, Scientific, and Technical Services - 1.6%
8,714	Concentrix Corp.	1,451,404

The accompanying notes are an integral part of these financial statements.

11

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
Rubber Product Manufacturing - 2.0%
7,208	Carlisle Cos., Inc.	$1,772,591
Securities and Commodity Contracts Intermediation and Brokerage - 1.6%
16,426	Houlihan Lokey, Inc.	1,442,203

Semiconductor and Other Electronic Component Manufacturing - 2.0%
29,214	Jabil, Inc.	1,803,380

Software Publishers - 2.2%
5,743	Fortinet, Inc. (a)	1,962,613

Support Services - 1.6%
20,824	GXO Logistics, Inc. (a)	1,485,584

Traveler Accommodation - 1.8%
33,749	Red Rock Resorts, Inc.	1,638,852

Waste Treatment and Disposal - 2.1%
14,477	Republic Services, Inc.	1,918,203
	TOTAL COMMON STOCKS (Cost $84,133,301)	90,587,540

MONEY MARKET FUNDS - 0.5%
457,430	First American Government Obligations Fund - Class X, 0.19% (c)	457,430
	TOTAL MONEY MARKET FUNDS (Cost $457,430)	457,430

	TOTAL INVESTMENTS (Cost $84,590,731) - 100.0%	91,044,970
	Other Liabilities in Excess of Assets - (0.0%) (d)	(12,616)
	TOTAL NET ASSETS - 100.0%	$91,032,354

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

12

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 98.9%

Australia - 5.1%
172,468	IGO Ltd.	$1,814,556
577,053	Whitehaven Coal Ltd.	1,792,010
		3,606,566
Austria - 2.0%
13,581	Verbund AG	1,434,798

Belgium - 2.0%
8,474	D’ieteren Group	1,435,223

Bermuda - 1.9%
106,421	Golden Ocean Group Ltd.	1,320,010

Cayman Islands - 1.7%
332,562	SITC International Holdings Co., Ltd.	1,178,124

Denmark - 4.0%
435	A.P. Moller - Maersk A/S	1,317,790
13,342	Novo Nordisk A/S	1,485,972
		2,803,762
Finland - 1.8%
123,704	Nordea Bank Abp	1,280,141

France - 7.8%
10,347	Arkema S.A.	1,244,799
6,459	Capgemini SE	1,446,925
992	Hermes International	1,417,300
41,126	Veolia Environnement S.A.	1,323,475
		5,432,499
Germany - 3.7%
101,958	E.ON SE	1,189,049
51,146	Freenet AG	1,374,908
1	Nordex SE (a)	18
		2,563,975
Isle Of Man - 1.7%
154,073	Playtech PLC (a)	1,198,193

Israel - 11.8%
130,405	Bank Hapoalim BM	1,297,471
126,303	Bank Leumi Le-Israel BM	1,367,085
120,528	ICL Group Ltd.	1,443,949
208,003	Israel Discount Bank Ltd.	1,301,038
34,983	Mizrahi Tefahot Bank Ltd.	1,372,527
111,658	Phoenix Holdings Ltd.	1,471,348
		8,253,418
Italy - 1.9%
88,812	Eni S.p.A.	1,306,119

The accompanying notes are an integral part of these financial statements.

13

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
Japan - 13.9%
33,700	Daiseki Co., Ltd.	$1,278,906
132,900	Inpex Corp.	1,572,006
130,800	Marubeni Corp.	1,532,124
50,700	Mitsui OSK Lines Ltd.	1,424,298
14,800	Nippon Yusen KK	1,308,099
7,208	Shift, Inc. (a)	1,282,448
73,600	Toyota Motor Corp.	1,343,650
		9,741,531
Jersey - 1.8%
9,061	Ferguson PLC	1,235,526

Luxembourg - 1.6%
24,802	Aperam S.A.	1,103,256

Netherlands - 4.1%
112,260	ABN AMRO Bank N.V.	1,445,800
8,393	IMCD N.V.	1,441,466
		2,887,266
Norway - 6.3%
43,410	Equinor ASA	1,633,080
51,840	Nordic Semiconductor ASA (a)	1,337,829
145,809	Norsk Hydro ASA	1,425,985
		4,396,894
Portugal - 2.2%
63,327	Jeronimo Martins SGPS, S.A.	1,522,314

Singapore - 2.1%
54,800	DBS Group Holdings Ltd.	1,448,691

Sweden - 3.9%
35,183	Getinge AB	1,410,703
298,894	Samhallsbyggnadsbolaget i Norden AB	1,343,090
		2,753,793
Switzerland - 4.0%
2,303	Bachem Holding AG	1,273,560
130	Chocoladefabriken Lindt & Spruengli AG	1,550,349
		2,823,909
United Kingdom - 13.6%
226,366	Beazley PLC	1,251,311
31,447	British American Tobacco PLC	1,319,655
557,581	BT Group PLC	1,334,550
1,324,346	Centrica PLC (a)	1,393,169
66,433	GlaxoSmithKline PLC	1,437,502
91,804	National Grid PLC	1,413,891
146,958	Sage Group PLC	1,353,672
		9,503,750
	TOTAL COMMON STOCKS (Cost $67,730,862)	69,229,758

The accompanying notes are an integral part of these financial statements.

14

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.4%
267,317	First American Government Obligations Fund - Class X, 0.19% (b)	$267,317
	TOTAL MONEY MARKET FUNDS (Cost $267,317)	267,317

	TOTAL INVESTMENTS (Cost $67,998,179) - 99.3%	69,497,075
	Other Assets in Excess of Liabilities - 0.7%	481,179
	TOTAL NET ASSETS - 100.0%	$69,978,254

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

15

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.6%

International Developed Equity - 56.0%
418,842	Alpha Architect International Quantitative Momentum ETF (a)(b)	$12,318,604
455,460	Alpha Architect International Quantitative Value ETF (a)(b)	12,078,799
		24,397,403
U.S. Equity - 42.6%
193,147	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	9,543,393
247,408	Alpha Architect U.S. Quantitative Value ETF (a)(b)	9,050,185
		18,593,578
	TOTAL INVESTMENT COMPANIES (Cost $41,733,140)	42,990,981

MONEY MARKET FUNDS - 0.4%
183,359	First American Government Obligations Fund - Class X, 0.19% (c)	183,359
	TOTAL MONEY MARKET FUNDS (Cost $183,359)	183,359

	TOTAL INVESTMENTS (Cost $41,916,499) - 99.0%	43,174,340
	TOTAL SECURITIES SOLD SHORT (Proceeds $12,243,561) - (27.0%)	(11,787,555)
	Other Assets in Excess of Liabilities - 28.0%	12,236,129
	TOTAL NET ASSETS - 100.0%	$43,622,914

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $22,699,041.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

16

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 27.0%
160,157	iShares TR MSCI EAFE ETF	$11,787,555
	TOTAL INVESTMENT COMPANIES (Proceeds $12,243,561)	$11,787,555

The accompanying notes are an integral part of these financial statements.

17

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$222,053,167	$145,732,806
Dividends and interest receivable	168,122	1,812,990
Spot trade receivable	-	869
Securities lending income receivable (Note 4)	290	-
Total assets	222,221,579	147,546,665
Liabilities:
Collateral received for securities loaned (Note 4)	356,096	-
Accrued investment advisory fees	92,907	70,970
Total liabilities	449,003	70,970
Net Assets	$221,772,576	$147,475,695

Net Assets Consist of:
Capital stock	$273,102,739	$201,993,197
Total distributable earnings (accumulated deficit)	(51,330,163)	(54,517,502)
Net Assets:	$221,772,576	$147,475,695

Calculation of Net Asset Value Per Share:
Net Assets	$221,772,576	$147,475,695
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	6,070,000	5,525,000
Net Asset Value per Share	$36.54	$26.69

Cost of Investments	$213,776,950	$147,088,545

The accompanying notes are an integral part of these financial statements.

18

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

March 31, 2022 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$91,044,970	$69,497,075
Dividends and interest receivable	24,454	515,222
Total assets	91,069,424	70,012,297
Liabilities:
Accrued investment advisory fees	37,070	34,037
Spot trade payable	-	6
Total liabilities	37,070	34,043
Net Assets	$91,032,354	$69,978,254

Net Assets Consist of:
Capital stock	$140,099,176	$121,616,713
Total distributable earnings (accumulated deficit)	(49,066,822)	(51,638,459)
Net Assets:	$91,032,354	$69,978,254

Calculation of Net Asset Value Per Share:
Net Assets	$91,032,354	$69,978,254
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,850,000	2,375,000
Net Asset Value per Share	$49.21	$29.46

Cost of Investments	$84,590,731	$67,998,179

The accompanying notes are an integral part of these financial statements.

19

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

March 31, 2022 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$42,990,981
Non-affiliated investments, at value	183,359
Deposit at broker for securities sold short	12,248,909
Securities lending income receivable (Note 4)	2,636
Interest receivable	17
Total assets	55,425,902
Liabilities:
Securities sold short, at value	11,787,555
Accrued investment advisory fees	8,972
Broker interest payable	6,461
Total liabilities	11,802,988
Net Assets	$43,622,914

Net Assets Consist of:
Capital Stock	$61,048,378
Total distributable earnings (accumulated deficit)	(17,425,464)
Net Assets:	$43,622,914

Calculation of Net Asset Value Per Share:
Net Assets	$43,622,914
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,690,000
Net Asset Value per Share	$25.81

Cost of Investments in Affiliates	$41,733,140
Cost of Non-Affiliated Investments	$183,359
Proceeds from Securities Sold Short	$12,243,561

The accompanying notes are an integral part of these financial statements.

20

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $200,132, respectively)	$2,456,665	$3,343,880
Securities lending income	1,003	751
Interest income	151	108
Total investment income	2,457,819	3,344,739

Expenses:
Investment advisory fees	559,030	403,006
Total expenses	559,030	403,006

Net investment income	1,898,789	2,941,733

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	11,162,530	(3,994,068)
Foreign currency	-	(67,736)
	11,162,530	(4,061,804)
Net change in unrealized appreciation (depreciation) on:
Investments	2,938,603	5,211,127
Foreign currency	-	(2,293,608)
	2,938,603	2,917,519
Net realized and unrealized gain (loss) on investments:	14,101,133	(1,144,285)
Net increase in net assets resulting from operations	$15,999,922	$1,797,448

The accompanying notes are an integral part of these financial statements.

21

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS (CONTINUED)

For the Six Months Ended March 31, 2022 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $99,988, respectively)	$733,288	$809,355
Interest income	71	27
Securities lending income	44	-
Total investment income	733,403	809,382

Expenses:
Investment advisory fees	216,950	210,192
Total expenses	216,950	210,192

Net investment income	516,453	599,190

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(9,017,717)	(10,969,522)
Foreign currency	-	(39,913)
	(9,017,717)	(11,009,435)
Net change in unrealized appreciation (depreciation) on:
Investments	8,552,369	(82,029)
Foreign currency	-	672,449
	8,552,369	590,420
Net realized and unrealized loss	(465,348)	(10,419,015)
Net increase (decrease) in net assets resulting from operations	$51,105	$(9,819,825)

The accompanying notes are an integral part of these financial statements.

22

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS (CONTINUED)

For the Six Months Ended March 31, 2022 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$557,737
Securities lending income	4,405
Interest income	38
Total investment income	562,180

Expenses:
Dividend expense	248,377
Investment advisory fees	101,575
Broker Interest Expense	19,081
Total expenses	369,033
Less: Reimbursement of expenses from Advisor (Note 3)	(46,413)
Net expenses	322,620

Net investment income	239,560

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	465,705
Securities sold short	(373,994)
91,711
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	(1,940,742)
Securities sold short	456,006
(1,484,736)
Net realized and unrealized loss on investments	(1,393,025)
Net decrease in net assets resulting from operations	$(1,153,465)

The accompanying notes are an integral part of these financial statements.

23

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,898,789	$2,308,436	$2,941,733	$3,497,367
Net realized gain (loss) on investments	11,162,530	49,082,936	(4,061,804)	8,026,266
Net change in unrealized appreciation (depreciation) on investments	2,938,603	231,432	2,917,519	(1,796,219)
Net increase in net assets resulting from operations	15,999,922	51,622,804	1,797,448	9,727,414

Distributions to Shareholders:
Net investment income	(2,202,304)	(2,358,917)	(3,473,344)	(2,566,179)
Total distributions	(2,202,304)	(2,358,917)	(3,473,344)	(2,566,179)

Capital Share Transactions:
Proceeds from shares sold	135,500,997	373,495,070	74,556,938	256,365,180
Payments for shares redeemed	(141,293,802)	(322,643,741)	(59,038,278)	(222,462,888)
Net increase (decrease) in net assets from net change in capital share transactions	(5,792,805)	50,851,329	15,518,660	33,902,292
Total increase in net assets	8,004,813	100,115,216	13,842,764	41,063,527
Net Assets:
Beginning of period	213,767,763	113,652,547	133,632,931	92,569,404
End of period	$221,772,576	$213,767,763	$147,475,695	$133,632,931

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,260,000	4,650,000	4,925,000	3,750,000
Shares sold	3,680,000	11,760,000	2,875,000	9,300,000
Shares repurchased	(3,870,000)	(10,150,000)	(2,275,000)	(8,125,000)
Shares outstanding, end of period	6,070,000	6,260,000	5,525,000	4,925,000

The accompanying notes are an integral part of these financial statements.

24

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$516,453	$(122,484)	$599,190	$739,770
Net realized gain (loss) on investments	(9,017,717)	21,479,757	(11,009,435)	23,961,750
Net change in unrealized appreciation (depreciation) on investments	8,552,369	(10,937,654)	590,420	(7,649,091)
Net increase (decrease) in net assets resulting from operations	51,105	10,419,619	(9,819,825)	17,052,429

Distributions to Shareholders:
Net investment income	(112,054)	-	(789,442)	(150,000)
Total distributions	(112,054)	-	(789,442)	(150,000)

Capital Share Transactions:
Proceeds from shares sold	48,197,376	181,109,679	41,367,809	128,333,599
Payments for shares redeemed	(42,218,104)	(179,722,907)	(32,687,043)	(156,353,568)
Net increase (decrease) in net assets from net change in capital share transactions	5,979,272	1,386,772	8,680,766	(28,019,969)
Total increase (decrease) in net assets	5,918,323	11,806,391	(1,928,501)	(11,117,540)
Net Assets:
Beginning of period	85,114,031	73,307,640	71,906,755	83,024,295
End of period	$91,032,354	$85,114,031	$69,978,254	$71,906,755

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,730,000	1,750,000	2,100,000	2,900,000
Shares sold	1,000,000	3,440,000	1,300,000	3,800,000
Shares repurchased	(880,000)	(3,460,000)	(1,025,000)	(4,600,000)
Shares outstanding, end of period	1,850,000	1,730,000	2,375,000	2,100,000

The accompanying notes are an integral part of these financial statements.

25

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Alpha Architect Value Momentum Trend ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$239,560	$279,319
Net realized gain (loss) on investments	91,711	(1,326,534)
Net change in unrealized appreciation (depreciation) on investments	(1,484,736)	6,360,728
Net increase (decrease) in net assets resulting from operations	(1,153,465)	5,313,513

Distributions to Shareholders:
Net investment income	(331,835)	(40,000)
Total distributions	(331,835)	(40,000)

Capital Share Transactions:
Proceeds from shares sold	1,055,050	2,979,058
Payments for shares redeemed	(1,585,284)	(12,223,328)
Net decrease in net assets from net change in capital share transactions	(530,234)	(9,244,270)
Total decrease in net assets	(2,015,534)	(3,970,757)
Net Assets:
Beginning of period	45,638,448	49,609,205
End of period	$43,622,914	$45,638,448

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,710,000	2,075,000
Shares sold	40,000	110,000
Shares repurchased	(60,000)	(475,000)
Shares outstanding, end of period	1,690,000	1,710,000

The accompanying notes are an integral part of these financial statements.

26

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2022 (Unaudited)

															Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution		Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)		Gross Expenses(3)		Net Investment Income (Loss)(3)		Portfolio Turnover Rate(5)
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2022 (Unaudited)	$34.15	0.30		2.42	2.72	(0.33)	-		(0.33)	$36.54	7.97%	$221,773	0.49%		0.49%		1.66%		29%
Year Ended September 30, 2021	$24.44	0.42		9.74	10.16	(0.45)	-		(0.45)	$34.15	41.82%	$213,768	0.49%		0.49%		1.33%		44%
Year Ended September 30, 2020	$27.86	0.59		(3.51)	(2.92)	(0.50)	-		(0.50)	$24.44	(10.52%)	$113,653	0.49%		0.49%		2.36%		78%
Year Ended September 30, 2019	$31.04	0.51		(3.32)	(2.81)	(0.37)	-		(0.37)	$27.86	(8.43%)	$91,941	0.59%		0.59%		1.83%		77%
Year Ended September 30, 2018	$27.11	0.39		3.88	4.27	(0.34)	-		(0.34)	$31.04	15.72%	$124,150	0.79%		0.79%		1.28%		46%
Year Ended September 30, 2017	$23.12	0.32		3.98	4.30	(0.31)	-		(0.31)	$27.11	0.19%	$74,565	0.79%		0.79%		1.28%		81%

Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2022 (Unaudited)	$27.13	0.57		(0.33)	0.24	(0.67)	-		(0.67)	$26.69	0.89%	$147,476	0.59%		0.59%		4.31%		58%
Year Ended September 30, 2021	$24.69	0.78		2.19	2.97	(0.53)	-		(0.53)	$27.13	12.00%	$133,633	0.60%		0.60%		2.78%		103%
Year Ended September 30, 2020	$26.76	0.58		(2.05)	(1.47)	(0.60)	-		(0.60)	$24.69	(5.47%)	$92,569	0.59%		0.59%		2.26%		76%
Year Ended September 30, 2019	$30.78	0.73		(3.99)	(3.26)	(0.76)	-		(0.76)	$26.76	(10.46%)	$80,294	0.66%		0.66%		2.70%		76%
Year Ended September 30, 2018	$31.89	0.84		(1.11)	(0.27)	(0.84)	-		(0.84)	$30.78	(0.92%)	$103,097	0.79%		0.79%		2.62%		30%
Year Ended September 30, 2017	$24.66	0.62		7.13	7.75	(0.52)	-		(0.52)	$31.89	31.77%	$68,554	79.00%		79.00%		218.00%		44%

Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2022 (Unaudited)	$49.20	0.29		(0.22)	0.07	(0.06)	-		(0.06)	$49.21	0.14%	$91,032	0.49%		0.49%		1.17%		66%
Year Ended September 30, 2021	$41.89	(0.07)		7.38	7.31	-	-		-	$49.20	17.45%	$85,114	0.49%		0.49%		(0.13%)		120%
Year Ended September 30, 2020	$30.02	0.06		11.85	11.91	(0.02)	(0.02)		(0.04)	$41.89	39.79%	$73,308	0.49%		0.49%		0.18%		84%
Year Ended September 30, 2019	$33.99	(0.00	)(6)	(3.96)	(3.96)	(0.01)	-		(0.01)	$30.02	(11.63%)	$55,544	0.59%		0.59%		(0.01%)		115%
Year Ended September 30, 2018	$27.15	(0.03)		6.87	6.84	-	-		-	$33.99	25.19%	$84,981	0.79%		0.79%		(0.11%)		91%
Year Ended September 30, 2017	$24.56	0.06		2.61	2.67	(0.07)	(0.01)		(0.08)	$27.15	10.90%	$39,370	0.79%		0.79%		0.24%		168%

Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2022 (Unaudited)	$34.24	0.27		(4.69)	(4.42)	(0.36)	-		(0.36)	$29.46	(13.04%)	$69,978	0.59%		0.59%		1.68%		92%
Year Ended September 30, 2021	$28.63	0.28		5.40	5.68	(0.07)	-		(0.07)	$34.24	19.83%	$71,907	0.60%		0.60%		0.84%		99%
Year Ended September 30, 2020	$25.63	0.29		2.97	3.26	(0.26)	-		(0.26)	$28.63	13.00%	$83,024	0.59%		0.59%		1.13%		158%
Year Ended September 30, 2019	$28.39	0.28		(2.69)	(2.41)	(0.35)	-		(0.35)	$25.63	(8.45%)	$56,388	0.66%		0.66%		1.09%		135%
Year Ended September 30, 2018	$28.24	0.27		0.15	0.42	(0.27)	-		(0.27)	$28.39	1.42%	$65,296	0.79%		0.79%		0.91%		119%
Year Ended September 30, 2017	$25.88	0.28		2.26	2.54	(0.18)	-		(0.18)	$28.24	9.90%	$43,767	0.79%		0.79%		1.11%		105%

Alpha Architect Value Momentum Trend ETF(7)
Six Months Ended March 31, 2022 (Unaudited)	$26.69	0.14		(0.82)	(0.68)	(0.20)	-		(0.20)	$25.81	(2.58%)	$43,623	1.43%		1.63%		1.06%		2%
Year Ended September 30, 2021	$23.91	0.15		2.65	2.80	(0.02)	-		(0.02)	$26.69	11.73%	$45,639	0.28%		0.49%		0.57%		3%
Year Ended September 30, 2020	$23.52	0.03		0.72	0.75	(0.36)	-		(0.36)	$23.91	3.10%	$49,609	1.18%		1.40%		0.14%		20%
Year Ended September 30, 2019	$28.98	0.09		(5.43)	(5.34)	(0.12)	-		(0.12)	$23.52	(18.43%)	$81,154	1.84%		2.14%		0.37%		155%
Year Ended September 30, 2018	$27.10	0.34		1.87	2.21	(0.33)	-		(0.33)	$28.98	8.17%	$130,416	0.01	%(8)	0.46	%(8)	1.16	%(5)	44%
May 3, 2017(9) to September 30, 2017	$25.00	0.13		2.06	2.19	(0.09)	(0.00	)(6)	(0.09)	$27.10	8.77%	$40,644	0.00%		0.45%		1.27%		0%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Rounds to less than $0.005.
(7)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(8)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
(9)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

27

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2022 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually, a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. Below is the investment objective along with a brief description of the respective investment strategy for each Fund.

Alpha Architect US Quantitative Value ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, d/b/a EA Advisers (the “Adviser”) the Fund’s investment adviser. The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 undervalued U.S. equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth. The Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect International Quantitative Value ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, d/b/a EA Advisers the Fund’s investment adviser. The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 undervalued international equity securities with the potential for capital appreciation. A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth. The Adviser analyzes an initial universe of liquid stocks that principally trade developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect U.S. Quantitative Momentum ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, d/b/a EA Advisers the Fund’s investment adviser. The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities. The Adviser analyzes an initial universe of liquid stocks that principally trade on a U.S. exchange. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

Alpha Architect International Quantitative Momentum ETF. The investment objective is to seek long-term capital appreciation. The Fund is actively managed by Empowered Funds, LLC, d/b/a EA Advisers the Fund’s investment adviser. The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 to 100 non-U.S. equity securities with the highest relative momentum, as described below. A “momentum” style of investing emphasizes investing insecurities that have had higher recent total return performance compared to other securities. The Adviser analyzes an initial universe of liquid stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the MSCI EAFE Index. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe is above $1 billion.

28

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Alpha Architect Value Momentum Trend ETF. The investment objective is to seek long-term capital appreciation while attempting to minimize market drawdown. The Fund is actively managed by Empowered Funds, LLC, d/b/a EA Advisers the Fund’s investment adviser. The Adviser manages the Fund using proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect (the Adviser’s parent) and licensed to the Adviser. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies. The Fund’s portfolio will be composed primarily of the other ETFs advised by the Adviser (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Fund may, from time to time, use hedging strategies. To seek to avoid down trending markets, the Fund may hedge up to 100% of the value of its long portfolio. The Adviser uses a mathematical modeling approach with respect to the use of hedging techniques. The Fund may use derivatives, including U.S. exchange-traded stock index futures or options thereon, to seek to hedge during times when the Adviser’s model indicates that the U.S. equity market or international equity market identifies unfavorable trends in each respective market.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” For Alpha Architect U.S. Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF, a creation unit consists of 10,000 shares. For Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

29

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

30

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$220,670,220	$-	$-	$220,670,220
Investments Purchased with Proceeds from Securities Lending	356,096	-	-	356,096
Money Market Funds	1,026,851	-	-	1,026,851
Total Investments in Securities	$222,053,167	$-	$-	$222,053,167

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$144,392,251	$-	$-	$144,392,251
Money Market Funds	1,340,555	-	-	1,340,555
Total Investments in Securities	$145,732,806	$-	$-	$145,732,806

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$90,587,540	$-	$-	$90,587,540
Money Market Funds	457,430	-	-	457,430
Total Investments in Securities	$91,044,970	$-	$-	$91,044,970

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$69,229,758	$-	$-	$69,229,758
Money Market Funds	267,317	-	-	267,317
Total Investments in Securities	$69,497,075	$-	$-	$69,497,075

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$42,990,981	$-	$-	$42,990,981
Money Market Funds	183,359	-	-	183,359
Total Investments in Securities	$43,174,340	$-	$-	$43,174,340
Liabilities*
Investment Companies	$(11,787,555)	$-	$-	$(11,787,555)
Total Investments in Securities	$(11,787,555)	$-	$-	$(11,787,555)

*	For further detail on each asset class, see the Schedule of Investments

31

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

During the fiscal year ended March 31, 2022, there were transfers between Levels 1 and 3. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended March 31, 2022.

Alpha Architect International Quantitative Value ETF
Rights
Value, Beginning of Period	$-
Purchases	2,617,303
Proceeds from Sales	(2,617,303)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	-
Transfers In/(Out) of Level 3	-
Value, End of Period	$-

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

32

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2022, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

33

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Distributions to shareholders from net investment income for Alpha Architect U.S. Quantitative Value ETF are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. No reclassifications were made for the fiscal period ended March 31, 2022.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC d/b/a EA Advisers serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

U.S. Bank, N.A. (the “Custodian”) acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

34

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

At a Board meeting held on October 1, 2021, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF. A description of the Board’s consideration was included in the Funds’ annual report dated September 30, 2021.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.24%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least January 31, 2023 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

35

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Alpha Architect US Quantitative Value ETF	$332,867	$356,096

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal period, was as follows:

Alpha Architect US Quantitative Value ETF	$1,003
Alpha Architect International Quantitative Value ETF	751
Alpha Architect US Quantitative Momentum ETF	44
Alpha Architect International Quantitative Momentum ETF	-
Alpha Architect Value Momentum Trend ETF	4,405

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2022, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$180,723,097	$65,285,032
Alpha Architect International Quantitative Value ETF	132,904,670	78,231,112
Alpha Architect U.S. Quantitative Momentum ETF	100,081,177	58,033,229
Alpha Architect International Quantitative Momentum ETF	98,432,417	65,710,525
Alpha Architect Value Momentum Trend ETF	965,285	1,412,727

For the fiscal period ended March 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$18,476,858	$139,902,418
Alpha Architect International Quantitative Value ETF	17,362,158	58,226,125
Alpha Architect U.S. Quantitative Momentum ETF	6,407,438	42,048,822
Alpha Architect International Quantitative Momentum ETF	8,617,397	33,211,213
Alpha Architect Value Momentum Trend ETF	1,054,716	1,566,705

36

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

For the fiscal period ended March 31, 2022, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$19,945,155	$879,886
Alpha Architect International Quantitative Value ETF	5,329,537	1,525,454
Alpha Architect U.S. Quantitative Momentum ETF	4,901,112	-
Alpha Architect International Quantitative Momentum ETF	5,418,872	1,663,190
Alpha Architect Value Momentum Trend ETF	(3,624)	255,589

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal period March 31, 2022:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$9,861,507	$12,294,640	$9,237,459	$14,032,799	$45,426,405
Purchases	229,319	442,376	620,118	728,187	2,020,000
Proceeds from Sales	(1,749,298)	(431,932)	(341,798)	(456,405)	(2,979,433)
Net Realized Gains (Losses)	310,970	(3,624)	143,905	13,497	464,748
Change in Unrealized Appreciation (Depreciation)	397,687	(222,661)	(116,291)	(1,999,474)	(1,940,739)
Value, End of Period	9,050,185	12,078,799	9,543,393	12,318,604	42,990,981
Dividend Income	94,078	305,089	11,666	146,904	557,737
Return of Capital Distributions	-	-	-	-	-
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	288,306	455,020	187,461	411,798
Number of Shares Purchased	6,298	16,575	12,492	21,842
Number of Shares Sold	(47,196)	(16,135)	(6,806)	(14,798)
Shares, End of Period	247,408	455,460	193,147	418,842

37

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2022 were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$208,323,858	$137,117,081	$87,183,629	$70,822,838	$42,738,119
Gross tax unrealized appreciation	11,098,452	5,616,237	3,998,058	6,398,417	5,769,047
Gross tax unrealized depreciation	(5,789,115)	(9,920,535)	(6,096,188)	(5,491,024)	(2,851,523)
Net tax unrealized appreciation (depreciation)	$5,309,337	$(4,304,298)	$(2,098,130)	$907,393	$2,917,524
Undistributed ordinary income	507,447	2,990,379	-	789,442	40,900
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	507,447	2,990,379	-	789,442	40,900
Other accumulated gain (loss)	(70,944,565)	(51,527,686)	(46,907,743)	(42,726,030)	(18,898,588)
Total accumulated gain (loss)	$(65,127,781)	$(52,841,605)	$(49,005,873)	$(41,029,195)	$(15,940,164)

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2021, the Funds did not defer any qualified late year losses.

At September 30, 2021, the Funds had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(54,218,282)	$(16,726,283)
Alpha Architect International Quantitative Value ETF	(37,924,018)	(13,603,668)
Alpha Architect U.S. Quantitative Momentum ETF	(46,834,922)	-
Alpha Architect International Quantitative Momentum ETF	(42,726,030)	-
Alpha Architect Value Momentum Trend ETF	(18,898,588)	-

38

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2022, and fiscal period ended September 30, 2021, were as follows:

	Fiscal Period Ended March 31, 2022	Fiscal Year Ended September 30, 2021
	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$2,202,304	$2,358,917
Alpha Architect International Quantitative Value ETF	3,473,344	2,566,179
Alpha Architect U.S. Quantitative Momentum ETF	112,054	-
Alpha Architect International Quantitative Momentum ETF	789,442	150,000
Alpha Architect Value Momentum Trend ETF	331,835	40,000

NOTE 9 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

On December 13 the Board of Trustees approved the Funds changing their principal investment strategy from a “passive management” (also known as indexing) investment approach to an “active management” investment approach with an effective date of January 31, 2022.

The Funds are actively managed by Empowered Funds, LLC, the Funds’ investment adviser. The Adviser manages the Funds’ using proprietary methodology developed by Empirical Finance, LLC, d/b/a EA Advisers and licensed to the Adviser.

NOTE 10 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar remains the Funds’ distributor after the close of the transaction, as approved by the Board on September 15, 2021.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2022, that materially impacted the amounts or disclosures in the Funds’ financial statements.

On April 19, 2022, the Board of Trustees approved the renaming of the Trust to EA Series Trust.

On April 19, 2022, the Board of Trustees approved a new officer of the Trust. As of April 21, 2022, Sean Hegarty is the Assistant Treasurer and Liquidity Risk Management Program Administrator for the Trust.

On May 2, 2022 the minimum fixed creation fee increased from $250 to $300 for Alpha Architect U.S. Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF. Additionally, on May 2, 2022 the minimum fixed creation fee increased from $500 to $750 for Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF.

39

ALPHA ARCHITECT ETFs

EXPENSE EXAMPLE
MARCH 31, 2022 (UNAUDITED)

As a shareholder of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and/or Alpha Architect Value Momentum Trend ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2021 to March 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for the Alpha Architect Value Momentum Trend ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

				Expenses Paid During
	Annualized	Beginning Account Value	Ending Account Value	Period October 1, 2021 to
	Expense Ratio	October 1, 2021	March 31, 2022	March 31, 2022
Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$1,079.70	$2.54
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47
Alpha Architect International Quantitative Value ETF[1]
Actual	0.59%	$1,000.00	$1,008.90	$2.96
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,021.99	2.97
Alpha Architect U.S. Quantitative Momentum ETF[1]
Actual	0.49%	$1,000.00	$1,001.40	$2.44
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47
Alpha Architect International Quantitative Momentum ETF[1]
Actual	0.59%	$1,000.00	$869.60	$2.75
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,021.99	2.97
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	1.43%[3]	$1,000.00	$974.20	$7.04
Hypothetical (5% annual return before expenses)	1.43%	1,000.00	1,017.80	7.19

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

2.	The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets. Included in the 1.43% above are dividend and interest expenses. The waiver agreement does not cover indirect expenses such as dividend and interest expenses.
3.	Expense ratios do not include expenses of the Underlying ETFs in which the Fund invests.

40

ALPHA ARCHITECT ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 1, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

41

ALPHA ARCHITECT ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	88.48%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	100.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$332,403	$0.067493	100.00%
Alpha Architect International Quantitative Momentum ETF	87,274	0.041559	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

42

ALPHA ARCHITECT ETFs

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	19	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	19	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present)	19	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

43

ALPHA ARCHITECT ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at http://www.alphaarchitect.com/funds.

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

44

Adviser
Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road
Havertown, PA 19083

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Practus, LLC 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211

Alpha Architect U.S. Quantitative Value ETF
Symbol – QVAL CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF
Symbol – IVAL CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF
Symbol – QMOM CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF
Symbol – IMOM CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT CUSIP – 02072L508

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.